UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

 							Form 13F
																							FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
			          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sprott Asset Management Inc

Address: 200 Bay Street, Suite 2700
         Toronto, Ontario Canada
         M5J 2J1



Form 13F File Number: 28- 11504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Eric Sprott
Title:Chief Executive Officer
Phone:416-943-6420

Signature, Place, and Date of Signing:

 Eric Sprott     Toronto, Ontario, Canada    February 14, 2007


Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: $ 606,1247  (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.



                                                        FORM 13F  INFORMATION TABLE

Name Of Issuer                Title  Of    Cusip       Value       Shares  Sh/ Put/   Invstm   Other Voting Authority
                                Class               (x$1000)      Prn/Amt  Prn Call   Discrt    Mgrs      Sole ShareNone
3Com Corp.                        Com     885535104        823      200,000  Sh        Sole              200,000
Adobe Systems Incorporated        Com     00724F101      1,235       30,000  Sh        Sole               30,000
Advanced Magnetics Inc            Com     00753P103      1,495       25,000  Sh        Sole               25,000
Agnico-Eagle Mines Limited        Com     008474108      8,259      200,000  Sh        Sole              200,000
Almaden Minerals Ltd.             Com     020283107      7,649    3,400,000  Sh        Sole            3,400,000
American Dairy                    Com     025334103      2,958      149,200  Sh        Sole              149,200
American Oriental Bioengineer     Com     028731107      1,869      160,000  Sh        Sole              160,000
Arch Coal Inc.                    Com     039380100     28,237      939,200  Sh        Sole              939,200
Banro Corp.                       Com     066800103     12,321      944,000  Sh        Sole              944,000
Biovail Corp.                     Com     09067J109        161        7,610  Sh        Sole                7,610
Cardiome Pharma Corporation       Com     14159U202      1,228      110,000  Sh        Sole              110,000
Cenveo, Inc.                      Com     15670S105      1,804       85,000  Sh        Sole               85,000
CERADYNE INC CALIF                Com     156710105         94        2,250  Sh        Sole                2,250
Delta Petroleum Corp.             Com     247907207    101,872    4,393,538  Sh        Sole            4,393,538
Delta Petroleum Corp. (Restri     Com     992869057     51,293    2,212,176  Sh        Sole            2,212,176
Eldorado Gold Corporation         Com     284902103        271       50,000  Sh        Sole               50,000
EnCana Corporation                Com     292505104      3,686       80,000  Sh        Sole               80,000
Energy Metals Corp.               Com     29271B106     41,827    4,822,764  Sh        Sole            4,822,764
Flexible Solutions Internatio     Com     33938T104      1,913      545,870  Sh        Sole              545,870
Focus Media Holding Limited A     Com     34415V109      2,326       35,000  Sh        Sole               35,000
GOLDEN STAR RES LTD               Com     38119T104     41,157   14,055,600  Sh        Sole           14,055,600
IAMGold Corporation               Com     450913108      4,130      466,043  Sh        Sole              466,043
Kimber Resources Inc.             Com     49435N101     13,052    6,055,732  Sh        Sole            6,055,732
Kinross Gold Corporation          Com     496902404        336       28,333  Sh        Sole               28,333
Kodiak Oil & Gas Corp.            Com     50015Q100      4,964    1,217,100  Sh        Sole            1,217,100
Meridian Gold Inc.                Com     589975101      8,354      300,000  Sh        Sole              300,000
Metabasis Therapeutics Inc.       Com     59101M105        376       50,000  Sh        Sole               50,000
Metallica Resources Inc.          Com     59125J104     14,030    3,551,900  Sh        Sole            3,551,900
Miller Industries Inc.            Com     600551204      4,992      207,750  Sh        Sole              207,750
Minco Mining & Metals Corp.       Com     60253L101      5,572    4,030,100  Sh        Sole            4,030,100
Minefinders Corporation Ltd.      Com     602900102     18,390    2,061,200  Sh        Sole            2,061,200
Mines Management Inc.             Com     603432105        461       93,100  Sh        Sole               93,100
New Gold Inc.                     Com     644535106     12,995    1,743,500  Sh        Sole            1,743,500
Northgate Minerals Corporatio     Com     666416102      7,755    2,213,400  Sh        Sole            2,213,400
NovaGold Resources Inc.           Com     66987E206     65,790    3,873,420  Sh        Sole            3,873,420
NUTRI/SYSTEM INC                  Com     67069D108      2,952       46,508  Sh        Sole               46,508
Omrix Biopharmaceuticals Inc      Com     681989109      3,237      106,850  Sh        Sole              106,850
Orezone Resources Inc.            Com     685921108      6,104    4,307,900  Sh        Sole            4,307,900
Pan American Silver Corp.         Com     697900108      6,311      250,000  Sh        Sole              250,000
Parallel Petroleum Corporatio     Com     699157103      1,319       75,000  Sh        Sole               75,000
Patterson-UTI Energy Inc.         Com     703481101      3,489      150,000  Sh        Sole              150,000
PetroQuest Energy, Inc.           Com     716748108      1,913      150,000  Sh        Sole              150,000
Queenstake Resources Ltd.         Com     748314101     17,794   96,383,200  Sh        Sole           96,383,200
Richmont Mines Inc.               Com     76547T106      1,868      776,862  Sh        Sole              776,862
Rubicon Minerals Corporation      Com     780911103      5,433    6,730,765  Sh        Sole            6,730,765
Seabridge Gold Inc.               Com     811916105     15,382    1,082,328  Sh        Sole            1,082,328
SILVER STANDARD RES INC           Com     82823L106     21,519      700,000  Sh        Sole              700,000
Silver Wheaton Corp.              Com     828336107     13,117    1,250,000  Sh        Sole            1,250,000
Solitario Resources Corp.         Com     83422R106     11,418    2,793,500  Sh        Sole            2,793,500
TALISMAN ENERGY INC               Com     87425E103      1,020       60,000  Sh        Sole               60,000
Tim Hortons Inc.                  Com     88706M103      3,616      125,000  Sh        Sole              125,000
Titanium Metals Corporation       Com     888339207        886       30,000  Sh        Sole               30,000
U.S. Energy Corp.                 Com     911805109      6,279    1,241,900  Sh        Sole            1,241,900
U.S. Gold Corp.                   Com     912023207      5,371    1,058,400  Sh        Sole            1,058,400
Yamana Gold Inc.                  Com     98462Y100      3,418      260,000  Sh        Sole              260,000
